Income Taxes - Significant components of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Insurance claims and reserves	$ 647	$ 524
Other, net	5	8
Total deferred tax assets	652	532
Deferred tax liabilities:
Investment securities	(447)	(45)
Deferred policy acquisition costs	(93)	(240)
Insurance claims and reserves transition liability	(68)	(79)
Total deferred tax liabilities	(608)	(364)
Net deferred tax asset (liability)	44
Net deferred tax asset (liability)		168
Excluding Unrealized Gains
Deferred tax assets:
Insurance claims and reserves	601	521
Other, net	7	8
Total deferred tax assets	608	529
Deferred tax liabilities:
Investment securities	(78)	(23)
Deferred policy acquisition costs	(236)	(248)
Insurance claims and reserves transition liability	(68)	(79)
Total deferred tax liabilities	(382)	(350)
Net deferred tax asset (liability)	226	179
Impact of Unrealized Gains
Deferred tax assets:
Insurance claims and reserves	46	3
Other, net	(2)	0
Total deferred tax assets	44	3
Deferred tax liabilities:
Investment securities	(369)	(22)
Deferred policy acquisition costs	143	8
Insurance claims and reserves transition liability	0	0
Total deferred tax liabilities	(226)	(14)
Net deferred tax asset (liability)	$ (182)	$ (11)